Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CONTINUING OPERATIONS
Revenues	$ 1,532	$ 1,405	$ 3,112	$ 2,925
Operating expenses	(1,036)	(929)	(2,054)	(1,946)
Depreciation	(42)	(43)	(88)	(83)
Other operating gains, net	14	80	31	48
Operating profit	316	365	703	655
Finance costs, net:
Net interest expense	(49)	(52)	(100)	(97)
Other finance income (costs)	2	(13)	(4)	34
Income before tax and equity method investments	269	300	599	592
Share of post-tax earnings (losses) in equity method investments	1,092	(153)	7,389	(207)
Tax expense	(289)	(16)	(1,883)	(63)
Earnings from continuing operations	1,072	131	6,105	322
Loss from discontinued operations, net of tax	(4)	(5)	(1)	(3)
Net earnings	1,068	126	6,104	319
Earnings attributable to common shareholders	$ 1,068	$ 126	$ 6,104	$ 319
Basic earnings per share
From continuing operations	$ 2.16	$ 0.26	$ 12.31	$ 0.65
From discontinued operations	(0.01)	(0.01)	(0.01)	(0.01)
Basic earnings per share	2.15	0.25	12.30	0.64
Diluted earnings per share
From continuing operations	2.16	0.26	12.28	0.65
From discontinued operations	(0.01)	(0.01)	0	(0.01)
Diluted earnings per share	$ 2.15	$ 0.25	$ 12.28	$ 0.64
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (122)	$ (118)	$ (237)	$ (229)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (30)	$ (30)	$ (61)	$ (60)